Business combinations (Details) - This member stands for Guoning Zhonghao.	12 Months Ended
Sep. 30, 2022 USD ($)
Net tangible liabilities (i)	$ 2,401
Goodwill	3,189
Total fair value of purchase price allocation	788
Consideration	$ 788